Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

On October 31, 2025, the board of directors of CTRL Group Limited, now known as TJGC Group Limited and holders of a majority of the issued and outstanding voting stock of the Company, acting by written consent in lieu of a meeting, in accordance with the applicable provisions of BVI law and the Company’s Bylaws, approved a change of the name of the Company to “TJGC Group Limited”. The name change was approved by the Registrar of Corporate Affairs in the British Virgin Islands on November 11, 2025, and become effective that same day.

Based on loan facilities that granted to the Ctrl Solution, Ctrl Solution has five further drawdowns subsequently. The total amount drawn was US$350,000 and HK$2,500,000. Two of the drawdowns occurred on October 2, 2025 amounting to US$235,000 and HK$500,000, respectively. Two more drawdowns were made on December 5, 2025 amounting to US$115,000 and HK$1,100,000. The final drawdown took place on December 6, 2025 for HK$900,000. According to the deed of variation that agreed on January 15, 2026, Ctrl Solution shall repay all the outstanding amount on or before April 15, 2026.

The Company evaluated all events and transactions that occurred after September 30, 2025 up through the date the Company issued these unaudited condensed consolidated financial statements. Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

17. Subsequent Events

On May 6, 2025, the Company made the payment of HK$6,250,000 to CR Entertainment and Production Limited, an exhibition service provider, in connection with the Exhibition Events Joint Investment Agreement, entered on February 14, 2025, by and between CTRL Solution and CR Entertainment and Production Limited, pursuant to which the exhibition partner shall coordinate and organize one event during the year ending March 31, 2026.

The Company evaluated all events and transactions that occurred after March 31, 2025 up through the date the Company issued the audited consolidated financial statements. Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s audited consolidated financial statements.